S000066840 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Western Asset Premier Institutional Liquid Reserves | Capital Shares
Prospectus [Line Items]
Annual Return [Percent]	5.32%	5.35%	1.74%	0.06%	0.69%